Groups of assets and liabilities held for sale (Details Textual) - Jun. 30, 2020 ₪ in Millions, $ in Millions	ILS (₪)	ARS ($)
Investment In Israir [Member]
Groups of assets and liabilities held for sale (Textual)
Management accounted for impairment | $		$ 264
Investment In Israir [Member] | NIS [Member]
Groups of assets and liabilities held for sale (Textual)
Management accounted for impairment | ₪	₪ 13
Investment In Ispro [Member]
Groups of assets and liabilities held for sale (Textual)
Management accounted for impairment | $		$ 671
Investment In Ispro [Member] | NIS [Member]
Groups of assets and liabilities held for sale (Textual)
Management accounted for impairment | ₪	₪ 33